Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of key management personnel compensation [Table Text Block]
	Year ended December 31,
	2022	2021
Salaries and other short-term benefits	$2,434	$1,997
Other long-term benefits	74	137
Share-based payment (1)	1,742	956
Total	$4,250	$3,090